Offerings	May 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, nominal value EUR0.01
Fee Rate	0.01531%
Offering Note	Note 1.a An unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Nebius Group N.V. (the "Registrant") or sold by selling securityholders, if and as allowed, at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Note 1.b In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of the registration fee in connection with such securities offered hereby, and the Registrant will pay "pay-as-you-go registration fees" in accordance with Rules 456(b) and 457(r) under the Securities Act with respect to those securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, nominal value EUR0.01
Amount Registered | shares	33,333,334
Proposed Maximum Offering Price per Unit	22.125
Maximum Aggregate Offering Price	$ 737,500,014.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,911.25
Offering Note	Note 6.a Represents the Registrant's class A ordinary shares that will be offered for resale by the selling shareholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. Note 6.b Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act, and based upon the average of the high and low prices of the Registrant's class A ordinary shares as reported on the Nasdaq Global Select Market on April 30, 2025.